WARRANTS (Details Narrative)	9 Months Ended
Sep. 30, 2021 € / shares
IfrsStatementLineItems [Line Items]
Exercise Price of Warrants	€ 0.01
Business combination issue, price per share	€ 9.20
Aggregate gross proceeds	60.00%
Exercise price of warrants	115.00%
Redemption trigger price of warrants, per share	180.00%
Insurance Contract Acquired In Business Combination [Member]
IfrsStatementLineItems [Line Items]
Business combination issue, price per share	€ 9.20